Share-Based Compensation And Awards (Tables)	12 Months Ended
Aug. 31, 2021
Share Based Payment Arrangements [Abstract]
Stock Options Activity
The changes in options are as follows:

	2021		2020
	Number	Weighted average exercise price $	Number	Weighted average exercise price $
Outstanding, beginning of year	7,358,130	26.36	8,363,031	26.11
Granted	1,423,000	21.82	84,000	26.88
Forfeited	(599,260)	26.33	(681,168)	26.65
Exercised (1)	(681,980)	25.84	(407,733)	21.57

Outstanding, end of year	7,499,890	25.56	7,358,130	26.36

(1)	The weighted average Class B Share price for the options exercised for the year ended August 31, 2021 was $33.67 (2020 – $25.60).

Stock Option Range of Exercise Prices
The following table summarizes information about the options outstanding at August 31, 2021:

	Options outstanding			Options exerciseable
Range of prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
$19.75 to $22.76	1,485,575	8.79	21.80	67,575	21.28
$22.77 to $26.17	1,501,060	4.34	24.42	1,352,360	24.33
$26.18 to $26.32	1,540,595	6.10	26.28	971,695	26.27
$26.33 to $27.55	1,505,605	5.62	27.05	1,022,705	27.12
$27.56 to $30.87	1,467,055	5.46	28.27	1,134,755	28.33

Weighted-Average Assumptions
The weighted average estimated fair value at the date of the grant for common share options granted for the year ended August 31, 2021 was $1.42

(2020 – $1.83) per option. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2021	2020
Dividend yield	5.43%	4.41%
Risk-free interest rate	0.50%	1.45%
Expected life of options	7 years	7 years
Expected volatility factor of the future expected market price of Class B Shares	20.00%	15.90%